Business Segment Information - Other non-current assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 244,202	$ 266,384
Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	195,047	197,144
Americas, excluding Canada
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets		27
Africa
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets		23,433
Asia
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets		29
Europe
Business Segment Information
Non-current assets other than financial instruments, deferred income tax assets and other non-current assets	$ 49,155	$ 45,751